Related Party Balances and Transactions - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (17,818)	$ (17,059)	$ (6,312)
Provision		(759)	(10,747)
Ending balance		$ (17,818)	$ (17,059)